Material Accounting Policies (Details)	12 Months Ended
Dec. 31, 2025
Machinery [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives of property and equipment	5 years
Machinery [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives of property and equipment	8 years
Vehicles [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives of property and equipment	5 years
Office equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives of property and equipment	5 years
Office equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives of property and equipment	8 years
Furniture and fixtures [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives of property and equipment	5 years
Furniture and fixtures [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives of property and equipment	8 years
Right-of-use assets [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives of property and equipment	2 years
Right-of-use assets [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives of property and equipment	10 years